Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2018	2019
Deductible VAT input	1,018,766	1,253,617
Prepayment to vendors	333,367	88,900
Deposits	23,321	73,271
Other receivables	138,803	186,105
Less: Allowance for doubtful accounts	—	(22,635)
Total	1,514,257	1,579,258

Prepayment to vendors mainly consist of prepayment for raw materials, prepaid rental for offices and NIO Houses, and prepaid expenses for R&D services provided by suppliers.

Allowance for doubtful accounts in prepayments and other current assets recognized for the years ended December 31, 2017, 2018 and 2019 was nil, nil and RMB22,635, respectively.